Loans Payable (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt repayment	$ 2,046	$ 2,039	$ 8,262	$ 487,458
Due to related parties	274,125		381,457	1,083,764
Loan Agreement to Purchase an Automobile [Member]
Loan principal amount					$ 44,093
Line of credit expiration date					Nov. 30, 2021
Debt repayment					$ 747
Due to related parties	$ 23,910		$ 25,957	$ 34,220